Segment Information - Summary Of Reconciliation Of Loss From Operations By Segment To Consolidated Loss From Operations And Net Loss (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)		$ (33,050)	$ (5,913)	$ (36,709)	$ (9,419)
Share-based compensation expense		(17,335)	(168)	(678)	(1,194)
Interest expense, net		2,923	907	7,965	1,216
Loss on extinguishment of debt	$ (2,600)	23,141	70,667	96,024	0
Change in fair value of warrant and derivative liabilities		11,853	(34)	(1,716)	0
Other (income) expense		403	15	(38)	4
Loss before income taxes		(71,370)	(77,468)	(138,944)	(10,639)
Provision for income taxes		2	28	38	(184)
Net loss		(71,372)	(77,496)	(138,982)	(10,455)
Loss from operations by segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)		(6,708)	(1,892)
Corporate Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)				(7,600)	(4,831)
Corporate Segment [Member] | Loss from operations by segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)				(7,600)	(4,831)
Corporate and Other [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)		$ (9,007)	$ (3,853)	$ (28,431)	$ (3,394)